UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
OPERATING REVENUES
Total Operating Revenues	$ 2,894,128	$ 98,730	$ 4,220,776	$ 223,100
COST OF REVENUES
Total Cost of Revenues	2,555,024	78,800	3,647,895	187,355
Gross profit	339,104	19,930	572,881	35,745
Operating expenses:
Selling and marketing	133,763	6,001	235,834	8,160
General and administrative	136,721	19,202	255,426	34,214
Total operating expenses	270,484	25,203	491,260	42,374
(Loss) income from operations	68,620	(5,273)	81,621	(6,629)
Other income	24,953	0	24,953	0
Income (loss) before provision for (benefit from) income taxes	93,573	(5,273)	106,574	(6,629)
Provision for (benefit from) income taxes	(7,141)	224	11,972	0
Net income (loss)	100,714	(5,497)	94,602	(6,629)
Less: net income (loss) attributable to non-controlling interest	19,581	(550)	29,253	(663)
Net income (loss) attributable to TIANCI INTERNATIONAL, INC.	81,133	(4,947)	65,349	(5,966)
Global Logistics Services [Member]
OPERATING REVENUES
Total Operating Revenues	2,819,056	0	4,000,776	0
COST OF REVENUES
Total Cost of Revenues	2,504,764	0	3,534,734	0
Other Revenue [Member]
OPERATING REVENUES
Total Operating Revenues	75,072	98,730	220,000	223,100
COST OF REVENUES
Total Cost of Revenues	$ 50,260	$ 78,800	$ 113,161	$ 187,355